[LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF NEW YORK APPEARS HERE]

March 1999



Dear VariFund(R) Policyowner:

Please find enclosed the Annual Reports for the Canada Life of America Series Fund, the Fidelity Investment Variable Insurance Products Fund, the Fidelity Investments Variable Insurance Products Fund II, the Fidelity Investments Variable Insurance Products Fund III, the Seligman Portfolios Inc., the Dreyfus Variable Investment Fund, the Montgomery Variable Funds III, the Berger/BIAM Fund and the Alger America Fund for the period ending December 31, 1998. We encourage you to review this information and refer to it as needed throughout the year.

Thank you for selecting VariFund for your financial needs.

Sincerely,

/s/ Ronald E. Beettam

Ronald E. Beettam, President
Canada Life Insurance Company of New York

          [LETTERHEAD OF CANADA LIFE INSURANCE COMPANY OF NEW YORK APPEARS HERE]


VARIFUND(R)
A Variable Annuity

ADDITIONAL PREMIUM PAYMENT FORM
Please complete the following information:

OWNER:          __________               AMOUNT OF PREMIUM PAYMENT :
ANNUITANT:      __________               $____________
POLICY NO.:     __________
OWNER'S SSN/TIN:__________
                                         IF YOU ARE CHANGING ALLOCATION
                                         PLEASE COMPLETE THE FOLLOWING:

                                         ____  THIS PAYMENT ONLY
                                         ____  THIS PAYMENT AND ALL FUTURE PYMTS
                                         ____  RE-ALLOCATE ALL CURRENT ASSETS

     CLASF INT'L EQUITY  10/30    ____%    FIDELITY HIGH INCOME 18/38     ____%    DREYFUS GROWTH & INC 80/90   ____%
     CLASF MONEY MARKET  11/31    ____%    FIDELITY INDEX 500 20/40       ____%    DREYFUS SOCIAL RESPON 81/91  ____%
     CLASF MANAGED 12/32 19/39    ____%    FIDELITY OVERSEAS              ____%    MONTGOMERY EMERG MKT 86/96   ____%
     CLASF BOND 13/33             ____%    ALGER GROWTH 83/93             ____%    MONTGOMERY GROWTH 87/97      ____%
     CLASF VALUE EQUITY 14/34     ____%    ALGER LEVER ALLCAP 85/95       ____%    SELIGMAN COMM & INFO 50/70   ____%
     CLASF CAPITAL 15/35          ____%    ALGER MIDCAP 84/94             ____%    SELIGMAN FRONTIER 51/71      ____%
     FIDELITY ASSET MGR16/36      ____%    ALGER SMALL CAP 82/92          ____%
     FIDELITY CONTRAFUND 52/72    ____%    BERGER/BIAM IPT INT'L  88/98   ____%
     FIDELITY GROWTH 17/37        ____%    BERGER/BIAM SM. CO GR 89/99    ____%
     FIDELITY GROWTH OPPS 53/73   ____%    DREYFUS CAP'L  APPR. 46/47     ____%

--------------------------------------------------------------------------------------------------
                                    FIXED ACCOUNT OPTIONS
___% 1 Yr. (001)      ___% 3 Yr. (303)    ___% 5 Yr. (305)    ___% 7 Yr. (307)   ___% 10 Yr. (310)

*The Fixed Accounts and/or the Guarantee Periods may not be available in all states.
--------------------------------------------------------------------------------------------------

Total allocation must equal 100%

OWNER'S SIGNATURE              ___________    DATE _______________
JOINT OWNER'S SIGNATURE        ___________    DATE _______________

    PLEASE MAKE CHECKS PAYABLE TO CANADA LIFE INSURANCE COMPANY OF NEW YORK

                 INFORMATION FOR QUALIFIED POLICY CONTRIBUTIONS
                        (THIS SECTION MUST BE COMPLETED)

IS THIS A ROLLOVER? _____YES _____NO

IF YES, WHAT TYPE? _________________  PLEASE NOTE:   CONTRIBUTIONS FOR PRIOR
                                                     TAX YEAR CANNOT BE MADE
CONTRIBUTION $___________ FOR ______                 AFTER APRIL 15TH OF THE
                                                     CURRENT TAX YEAR.
CONTRIBUTION $___________ FOR ______

      PLEASE DIRECT ANY QUESTIONS REGARDING YOUR POLICY TO YOUR REGISTERED REPRESENTATIVE OR TO OUR VARIABLE ANNUITY DEPARTMENT AT (800) 905-1959.

  OUR VARIABLE ANNUITY ADMINISTRATORS CAN NOT ADVISE YOU ON THE SUITABILITY OF
    YOUR PAYMENT. PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE TO DISCUSS SUITABILITY ISSUES PRIOR TO SUBMITTING YOUR ADDITIONAL PREMIUM PAYMENT.

 Variable Annuities are issued by Canada Life Insurance Company of New York and offered through its affiliate,
         Canada Life of America Financial Services, Inc. (member NASD).

PLEASE NOTE THAT WE CANNOT ACCEPT ADDITIONAL PREMIUM FOR POLICIES ISSUED ON OR
                            AFTER JANUARY 26, 1996

                                                         VARIFUND(R)  ANNUITY
====================================================================================================================================

  Variable SUB - ACCOUNT PERFORMANCE                              Average Annual Total Returns For Periods Ending December 31,  1998
  Single Premium Variable Annuity                                                                        Assuming Contract Continues

PORTFOLIO TYPE           PORTFOLIO                                     ONE       THREE      FIVE       TEN     SINCE      INCEPTION
                                                             YTD       YEAR      YEAR       FEAR       YEAR    INCEPTION    DATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS     Alger American Growth                  45.91%    45.91%    26.41%     22.11%     N/A     20.28%       01/08/89
                      Alger American Leveraged AllCap        55.53%    55.53%    26.53%       N/A      N/A     37.36%       01/25/95
                      Alger American MidCap Growth           28.39%    28.39%    17.07%     17.27%     N/A     21.73%       05/03/93
                      Alger American Small Capitalization    13.83%    13.83%     8.65%     11.45%    18.14%   17.16%       09/20/88
                      Berger Small Company Growth             0.38%     0.38%      N/A        N/A      N/A     18.13%       05/01/96
                      CLASF Capital                          18.42%    18.42%    16.15%     14.37%     N/A     14.66%       04/23/93
                      CLASF Value Equity                      1.26%     1.26%    10.15%     10.35%     N/A      9.63%       12/04/89
                      Dreyfus Capital Appreciation           28.29%    28.29%    26.08%     21.78%     N/A     19.79%       03/31/93
                      Dreyfus Growth & Income                10.17%    10.17%    14.35%       N/A      N/A     19.25%       05/02/94
                      Dreyfus Socially Responsible           27.49%    27.49%    24.46%     20.67%     N/A     21.21%       10/07/93
                      Fidelity VIP II Contrafund             27.80%    27.80%    23.19%       N/A      N/A     26.72%       01/03/95
                      Fidelity VIP Growth                    37.45%    37.45%    23.65%     19.97%    17.69%   15.67%       10/09/86
                      Montgomery Growth                       1.41%     1.41%      N/A        N/A      N/A     18.32%       02/09/96
                      Fidelity VIP II Index 500              26.44%    26.44%    26.03%     21.94%     N/A     19.42%       08/27/92
                      Fidelity VIP Growth Opportunities      22.62%    22.62%    22.33%       N/A      N/A     24.40%       01/03/95
                      Seligman Frontier                     (2.91)%    (2.91%)   10.77%       N/A      N/A     16.08%       10/11/94
                      --------------------------------------------------------------------------------------------------------------
INTERNATIONAL         Berger-IPT International               14.42%    14.42%      N/A        N/A      N/A      6.47%       05/01/97
                      CLASF International Equity             11.69%    11.69%    10.52%       N/A      N/A      9.85%       04/24/95
                      Fidelity VIP Overseas                  11.09%    11.09%    10.85%      8.07%     8.48%    7.01%       01/28/87
                      Montgomery Emerging Markets          (38.47)%  (38.47)%      N/A        N/A      N/A   (14.45)%       02/02/96
                      --------------------------------------------------------------------------------------------------------------
SPECIALITY PORTFOLIO  Seligman Communications & Information  34.49%    34.49%    20.20%       N/A      N/A     23.70%       10/11/94
                      --------------------------------------------------------------------------------------------------------------
BALANCED              CLASF Managed                           3.57%     3.57%     7.76%      8.12%     N/A      8.28%       12/04/89
                      Fidelity VIP II Asset Manager          13.36%    13.36%    15.03%     10.16%     N/A     11.34%       09/06/89
                      --------------------------------------------------------------------------------------------------------------
FIXED INCOME
PORTFOLIOS            CLASF Bond                              7.38%     7.38%     5.66%      5.15%     N/A      6.40%       12/04/89
                      Fidelity VIP High Income               (5.74%)   (5.74)     7.08%      7.20%     9.48%    9.49%       09/19/85
                      --------------------------------------------------------------------------------------------------------------
MONEY MARKET          CLASF Money Market                      3.25%     3.25%     3.25%      3.04%     N/A      2.98%       12/04/89


CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended December 31, 1998) is 4.38%. VariFund Fixed Account MVA 1 year rate was 4.50% as of January 1, 1999. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after the deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of New York, Ardsley, NY at (800) 462-6666 for a Prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.

                                                VARIABLE SUB-ACCOUNT PERFORMANCE
                                                --------------------------------
SINGLE PREMIUM VARIABLE ANNUITY         AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                                        ENDING DECEMBER 31, 1998 (R)ASSUMING
                                        CONTRACT IS SURRENDERED AT END OF PERIOD

PORTFOLIO  TYPE          PORTFOLIO                                    ONE        THREE    FIVE      TEN       SINCE       INCEPTION
                                                              YTD     YEAR       YEAR     YEAR      YEAR    INCEPTION        DATE
------------------------------------------------------------------------------------------------------------------------------------
EQUITY PORTFOLIOS    Alger American Growth                   40.51%   40.51%     25.46%   21.87%    N/A       20.28%       01/08/89
                     Alger American Leveraged AllCap         50.13%   50.13%     25.58%     N/A     N/A       36.90%       01/25/95
                     Alger American MidCap Growth            22.99%   22.99%     15.97%   16.98%    N/A       21.54%       05/03/93
                     Alger American Small Capitalization      8.43%    8.43%      7.37%   11.10%  18.14%      17.16%       09/20/88
                     Berger Small Company Growth             (5.02)%  (5.02)%      N/A      N/A     N/A       13.63%       05/01/96
                     CLASF Capital                           13.02%   13.02%     15.03%   14.05%    N/A       14.41%       04/23/93
                     CLASF Value Equity                      (4.14)%  (4.14)%     8.90%    9.98%    N/A        9.63%       12/04/89
                     Dreyfus Capital Appreciation            22.89%   22.89%     25.13%   21.45%    N/A       19.59%       03/31/93
                     Dreyfus Growth & Income                  4.77%    4.77%     13.19%     N/A     N/A       18.85%       05/02/94
                     Dreyfus Socially Responsible            22.09%   22.09%     23.49%   20.33%    N/A       20.98%       10/07/93
                     Fidelity VIP II Contrafund              22.40%   22.40%     22.19%     N/A     N/A       26.17%       01/03/95
                     Fidelity VIP  Growth                    32.05%   32.05%     22.66%   19.71%  17.69%      15.67%       10/09/86
                     Montgomery Growth                       (3.99)%  (3.99)%      N/A      N/A     N/A       17.18%       02/09/96
                     Fidelity VIP II Index 500               21.04%   21.04%     25.08%   21.70%    N/A       19.31%       08/27/92
                     Fidelity VIP III Growth Opportunities   17.22%   17.22%     21.32%     N/A     N/A       23.81%       01/03/95
                     Seligman Frontier                       (8.31)%  (8.31)%     9.53%     N/A     N/A       15.56%       10/11/94
                     ---------------------------------------------------------------------------------------------------------------
INTERNATIONAL        Berger-IPT International                 9.02%    9.02%       N/A      N/A     N/A        3.33%       05/01/97
                     CLASF International Equity               6.29%    6.29%      9.02%     N/A     N/A        8.89%       04/24/95
                     Fidelity VIP Overseas                    5.69%    5.69%      9.62%    7.67%   8.48%       7.01%       01/28/87
                     Montgomery Emerging Markets            (43.87)% (43.87)%      N/A      N/A     N/A      (16.58)%      02/02/96
                     ---------------------------------------------------------------------------------------------------------------
SPECIALTY PORTFOLIO  Seligman Communications & Information   29.09%   29.09%     19.16%     N/A     N/A       23.28%       10/11/94
                     ---------------------------------------------------------------------------------------------------------------
BALANCED             CLASF Managed                           (1.83)%  (1.83)%     6.45%    7.73%    N/A        8.28%       12/04/89
                     Fidelity VIP II Asset Manager            7.96%    7.96%     13.88%    9.79%    N/A       11.26%       09/06/89
                     ---------------------------------------------------------------------------------------------------------------
FIXED INCOME         CLASF Bond                               1.98%    1.98%      4.29%    4.71%    N/A        6.40%       12/04/89
 PORTFOLIOS          Fidelity VIP High Income               (11.14)% (11.14)%     5.76%    6.79%   9.48%       9.49%       09/19/85
                     ---------------------------------------------------------------------------------------------------------------
MONEY MARKET         CLASF Money Market                      (2.15)%  (2.15)%     1.82%    2.56%    N/A        2.98%       12/04/89

Fidelity Variable Insurance Products Fund II. (R)Actual cumulative return since inception less the maximum possible sales charge.

Annuities are not deposits of, obligations of, or guaranteed by any depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portions of a variable annuity (NOT the separate accounts) are backed by the issuing insurance company.

Variable Annuity Contract Issued By: Canada Life Insurance Company of New York, 410 Saw Mill River Road, Suite 1010, Ardsley, NY 10502
Distributed By: Canada Life of America Financial Services, Inc. 6201 Powers Ferry Road, N.W. Atlanta, GA 30339

The attached are incorporated by reference herein to the annual reports filed by and on behalf of the following:

The Alger American Fund, filed February 23, 1999
     Portfolios which include: Alger American Small Capitalization; Alger American Growth; Alger American MidCap Growth; and Alger American Leveraged AllCap

Berger Institutional Products Trust, filed February 22, 1999
     Portfolios which include: Berger/BIAM IPT-International Fund; and Berger IPT-Small Company Growth

Canada Life of America Series Fund, Inc., filed March 1, 1999
     Portfolios which include: Money Market; Managed; Bond; Value Equity, International Equity; and Capital.

Dreyfus Variable Investment Fund, filed February 23, 1999
     Portfolios which include: Dreyfus Growth and Income; and Dreyfus Capital Appreciation

The Dreyfus Socially Responsible Growth Fund, Inc., filed February 23, 1999
     Portfolios which include: Dreyfus Socially Responsible

Fidelity Investments Variable Insurance Products Fund, filed February 19, 1999
     Portfolios which include: Fidelity VIP Growth, Fidelity VIP High Income and Fidelity VIP Overseas

Fidelity Investments Variable Insurance Products Fund II, filed February 19,
1999
     Portfolios which include: Fidelity VIP II Asset Manager; Fidelity VIP II Index 500; and Fidelity VIP II Contrafund

Fidelity Investments Variable Insurance Products Fund III, filed February 19,
1999
     Portfolios which include:  Fidelity VIP III Growth Opportunities

Seligman Portfolios, Inc., filed March 4, 1999
     Portfolios which include: Communications and Information; and Frontier

The Montgomery Funds III, filed February 25, 1999
     Portfolios which include: Montgomery Variable Series Emerging Markets Fund; and Montgomery Variable Series Growth Fund